LEASES - Schedule of Future Minimum Lease Payments to be Received (Details) $ in Millions	Sep. 30, 2019 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2019	$ 148
2020	165
2021	100
2022	37
2023 and thereafter	17
Total undiscounted lease payments	$ 467